INCOME TAXES (DETAILS 4) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Valuation Allowance [Line Items]
At the beginning of the year	$ 722	$ 803	$ 805
Changes in prior year tax losses carry forward	(8)	(60)	32
Current year reduction	(102)	(21)	(34)
At the end of the year	$ 612	$ 722	$ 803